CALAMOS® FAMILY OF FUNDS

Supplement dated October 5, 2015 to the CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, and C and Class I and R, both dated March 1, 2015, as supplemented on April 8, 2015,

April 22, 2015, July 2, 2015, August 21, 2015, and September 10, 2015

and the Statement of Additional Information, dated March 1, 2015, as amended and restated on

June 12, 2015, as supplemented on July 2, 2015, August 21, 2015, and September 10, 2015

Effective October 5, 2015, the Long/Short Fund is jointly managed by John P. Calamos, Sr. and Michael Grant. Accordingly, effective immediately, any conflicting information in the Class A and C Prospectus, Class I and R Prospectus, or Statement of Additional Information is deleted, and the following table replaces the table listing the Long/Short Fund’s portfolio managers on page 64 of the Class A and C Prospectus, and on page 61 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Michael Grant	since October 5, 2015	SVP, Sr. Co-Portfolio Manager

The “Portfolio Managers” Section beginning on Page 102 of the Class A, B and C Prospectus and on page 99 of the Class I and R prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

John P. Calamos, Sr. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and Chairman, CEO and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012. Prior thereto he was Chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company.

John P. Calamos, Jr. John P. Calamos, Jr., Co-Portfolio Manager of CALAMOS ADVISORS joined the firm in 1985 and has held various senior investment positions since that time.

Dennis Cogan. Dennis Cogan joined CALAMOS ADVISORS in March 2005 and since March 2013 is a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

Michael Grant. Michael Grant joined CALAMOS ADVISORS in September 2015 as a Global Economist – Long/Short Strategies and as a Senior Co-Portfolio Manager. Previously, he was Founder, CIO, and Portfolio Manager at Phineus Partners LP since 2002.

Jason Hill. Jason Hill joined CALAMOS ADVISORS in March 2004 and has been a Co-Portfolio Manager since June 2014. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

John Hillenbrand. John Hillenbrand joined CALAMOS ADVISORS in 2002 and since September 2015 is a Co-CIO, Head of Multi-Asset Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager. From March 2013 to September 2015 he was a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

Jeremy Hughes. Jeremy Hughes joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Hughes was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2008.

MFSPT6 10/15

David Kalis. David Kalis joined CALAMOS ADVISORS in February 2013 and has been a Co-CIO, Head of U.S. Growth Equity Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between March 2013 and September 2015 he was a Co-Portfolio Manager. Previously, he was a Managing Partner at Charis Capital Management LLC from 2010 until 2013. Prior thereto, Mr. Kalis was Senior Vice President, Institutional Asset Management Group at Northern Trust Global Investments from 2006 to 2009.

Christopher Langs. Christopher Langs joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Langs was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2006.

Nick Niziolek. Nick Niziolek joined CALAMOS ADVISORS in March 2005 and has been a Co-CIO, Head of International and Global Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between August 2013 and September 2015 he was a Co-Portfolio Manager, Co-Head of Research. Between March 2013 and August 2013 he was a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

David O’Donohue. David O’Donohue joined CALAMOS ADVISORS in August 2014 and has been a Co-Portfolio Manager since September 2015. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O’Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Eli Pars. Eli Pars joined CALAMOS ADVISORS in May 2013 and has been Co-CIO, Head of Alternative Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012. Prior thereto, Mr. Pars was President at Mulligan Partners LLC from October 2006 until February 2009.

Michael Roesler. Michael Roesler joined CALAMOS ADVISORS in February 2014 as a Co-Portfolio Manager. Previously, he was a Lead Technology Sector Analyst for Small/Mid/Large/All Cap Growth Funds at Oak Ridge Investments since 2010. Prior thereto, Mr. Roesler was a Senior Equity Analyst Small and Mid Cap Growth Funds at Northern Trust Global Investments from 2008 to 2010.

Jon Vacko. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Co-Portfolio Manager, Co-Head of Research since August 2013. Previously, he was a Co-Head of Research and Investments from July 2010 to August 2013, prior thereto he was a senior strategy analyst between July 2002 and July 2010.

Joe Wysocki. Joe Wysocki joined CALAMOS ADVISORS in October 2003 and since March 2015 is a Co-Portfolio Manager. Previously, Mr. Wysocki was a sector head from March 2014 to March 2015. Prior thereto, he was a Co-Portfolio Manager from March 2013 to March 2014. Between February 2007 and March 2013 he was a senior strategy analyst.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

The “Team Approach to Management” Section beginning on Page 103 of the Class A, B and C Prospectus, and on page 100 of the Class I and R prospectus shall be deleted in its entirety and replaced with the following:

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIO, as well as the Sr. Co-Portfolio Managers and Co-Portfolio Managers. The Global Co-CIO, Sr. Co-Portfolio Managers and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Sr. Co-Portfolio Managers and Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views

•	Discussion of sector, thematic and geographic positioning across strategies

•	Oversight of risk management across strategies

•	Monitoring and evaluation of investment performance

•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIO, who leads the Committee along with the Sr. Co-Portfolio Managers, and a select group of other senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr., Global Co-CIO of CALAMOS ADVISORS, generally focuses on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIO, Mr. John P. Calamos, Sr. directs the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all Funds, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIO, Sr. Co-Portfolio Managers and the Co-Portfolio Managers.

John P. Calamos, Sr. is responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. Michael Grant, John Hillenbrand, David Kalis, Nick Niziolek, and Eli Pars are each Sr. Co-Portfolio Managers, and John P. Calamos Jr., Dennis Cogan, Jason Hill, Jeremy Hughes, Christopher Langs, David O’Donohue, Jon Vacko, Michael Roesler, and Joe Wysocki are each Co-Portfolio Managers for the Funds for which each has been so designated.

The following revised and supplemental language replaces the section titled “Team Approach to Management” beginning on page 41 of the Statement of Additional Information:

TEAM APPROACH TO MANAGEMENT

CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIO, as well as the Sr. Co-Portfolio Managers and Co-Portfolio Managers. The Global Co-CIO, Sr. Co-Portfolio Managers and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Sr. Co-Portfolio Managers and Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views

•	Discussion of sector, thematic and geographic positioning across strategies

•	Oversight of risk management across strategies

•	Monitoring and evaluation of investment performance

•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIO, who leads the Committee along with the Sr. Co-Portfolio Managers, and a select group of other senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr., Global Co-CIO of CALAMOS ADVISORS, generally focuses on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIO, Mr. John P. Calamos, Sr. directs the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all Funds, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIO, Sr. Co-Portfolio Managers and the Co-Portfolio Managers.

John P. Calamos, Sr. is responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. Michael Grant, John Hillenbrand, David Kalis, Nick Niziolek, and Eli Pars are each Sr. Co-Portfolio Managers, and John P. Calamos Jr., Dennis Cogan, Jason Hill, Jeremy Hughes, Christopher Langs, David O’Donohue, Jon Vacko, Michael Roesler, and Joe Wysocki are each Co-Portfolio Managers for the Funds for which each has been so designated.

The Global Co-CIO, Sr. Co-Portfolio Managers and Co-Portfolio Managers also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts as of October 31, 2014 is set forth below. As of October 31, 2014 the Global Convertible Fund and the Hedged Equity Income Fund had not commenced operations.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31, 2014

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	26	21,500,507,441	8	697,392,373	1,746	2,207,575,261
John Hillenbrand (1)	23	17,137,162,551	8	697,392,373	1,746	2,207,575,261
Jon Vacko (2)	19	16,698,552,170	7	684,695,125	1,746	2,207,575,261
Dennis Cogan (3)	17	16,560,617,147	7	684,695,125	1,746	2,207,575,261
Nick Niziolek (3)	17	16,560,617,147	7	684,695,125	1,746	2,207,575,261
Eli Pars (4)	14	16,453,644,150	3	303,584,261	1,746	2,207,575,261
David Kalis (5)	7	3,808,557,059	1	46,316,160	1,746	2,207,575,261
Jeremy Hughes	7	6,649,027,027	1	12,697,248	0	—
Christopher Langs	7	6,649,027,027	1	12,697,248	0	—
Jason Hill	1	4,185,796,384	0	—	0	—
Michael Roesler (6)	1	47,574,609	0	—	0	—
Joe Wysocki (7)	0	—	0	—	0	—
David O’Donohue (8)	0	—	0	—	0	—
Michael Grant (9)	0	—	0	—	0	—

As of October 31, 2014, the accounts listed below include an advisory fee that is based on performance of the account.

NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE BASED AS OF OCTOBER 31, 2014

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	2	969,388,148	0	—	0	—
John Hillenbrand (1)	0	—	0	—	0	—
Jon Vacko (2)	0	—	0	—	0	—
Dennis Cogan (3)	2	969,388,148	0	—	0	—
Nick Niziolek (3)	2	969,388,148	0	—	0	—
Eli Pars (4)	0	—	0	—	0	—
David Kalis (5)	0	—	0	—	0	—
Jeremy Hughes	0	—	0	—	0	—
Christopher Langs	0	—	0	—	0	—
Jason Hill	0	—	0	—	0	—
Michael Roesler (6)	0	—	0	—	0	—
Joe Wysocki (7)	0	—	0	—	0	—
David O’Donohue (8)	0	—	0	—	0	—
Michael Grant (9)	0	—	0	—	0	—

(1)	John Hillenbrand is added to Opportunistic Value Fund and Dividend Growth Fund as of January 29, 2015. Mr. Hillenbrand is removed from Hedged Equity Income Fund as of March 1, 2015.
(2)	Jon Vacko is added to Opportunistic Value Fund and Dividend Growth Fund as of January 29, 2015. Mr. Vacko is added to Total Return Bond Fund and High Income Fund and removed from Hedged Equity Income Fund as of March 1, 2015.
(3)	Dennis Cogan and Nick Niziolek are removed from Growth Fund, Focus Growth Fund, Growth and Income Fund, Convertible Fund, and Mid Cap Growth Fund as of March 1, 2015.
(4)	Eli Pars is added to International Growth Fund, Global Equity Fund, and Emerging Market Equity Fund as of March 1, 2015.
(5)	David Kalis is added to Growth Fund, Focus Growth Fund and Mid Cap Growth Fund as of November 13, 2014. Mr. Kalis is added to Dividend Growth Fund as of January 29, 2015. He is added to Global Equity Fund, Growth and Income Fund, and Global Growth and Income Fund as of March 1, 2015.
(6)	Michael Roesler is added to Growth Fund, Focus Growth Fund, and Mid Cap Growth Fund as of September 1, 2015.
(7)	Joe Wysocki is added to Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, and Global Convertible Fund as of March 1, 2015.
(8)	David O’Donohue is added to Market Neutral Income Fund and Hedged Equity Income Fund as of September 1, 2015.
(9)	Michael Grant is added to Long/Short Fund as of October 5, 2015.

Each Co-Portfolio Manager may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Co-Portfolio Manager or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

The Funds’ Co-Portfolio Managers are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Calamos Advisors’ Chief Compliance Officer on a monthly basis.

Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Co-Portfolio Managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Co-Portfolio Manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Co-Portfolio Managers from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of December 31, 2014, John P. Calamos, Sr., our Global Co-CIO, as well as John P. Calamos, Jr., receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary. Similarly, there is a target for Long-Term Incentive (“LTI”) awards and that target is also set at a percentage of the respective base salaries.

As of December 31, 2014, John P. Calamos, Jr., Dennis Cogan, Jason Hill, John Hillenbrand, Jeremy Hughes, David Kalis, Christopher Langs, Nick Niziolek, Dave O’Donohue, Eli Pars, Michael Roesler, Jon Vacko, and Joe Wysocki receive all of their compensation from Calamos Advisors. As of September 1, 2015, David O’Donohue receives all of his compensation from Calamos Advisors. As of October 5, 2015, Michael Grant receives all of his compensation from Calamos Advisors and its affiliates. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and LTI awards. Each of these individuals has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these individuals is also eligible for discretionary LTI awards based on individual and collective performance, however these awards are not guaranteed from year to year. LTI awards consist of restricted stock units or a combination of restricted stock units and stock options. A portion of certain LTI awards must be invested in funds or accounts advised by Calamos Advisors, including funds advised by such individuals. In addition to the forms of compensation described above, Mr. Grant is also eligible to receive certain amounts proportionate to advisory fees received from certain other accounts (including certain accounts that pay performance based compensation) for which he provides portfolio manager services, as well as amounts to be determined based on asset levels within certain future accounts (excluding the Funds), subject to various conditions. The existence of these payments could create a conflict of interest with regard to Mr. Grant’s allocation of investment opportunities among the accounts for which he acts as portfolio manager. Calamos Advisors has in place policies and procedures reasonably designed to mitigate such conflicts of interest.

The amounts paid to all Co-Portfolio Managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Co-Portfolio Managers’ compensation structure does not differentiate between the Funds and other accounts managed by the Co-Portfolio Managers, and is determined on an overall basis, taking into consideration annually the performance of the various strategies managed by the Co-Portfolio Managers. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors. All Co-Portfolio Managers are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units which vest over periods of time. Unless terminated early, the stock options have a ten-year term. Grants of restricted stock units and stock options must generally be approved by the Compensation Committee of the Board of Directors of Calamos Asset Management, Inc.

The compensation structure described above is also impacted by additional corporate objectives set by the Board of Directors of Calamos Asset Management, Inc., which for 2014 included investment performance, as measured annually by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; distribution effectiveness, as measured by redemption rates and net sales in products that are open to new investors; and financial performance, as measured by operating earnings and margin.

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	None	$100,001 - $500,000	None
John Hillenbrand	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Eli Pars	None	$0 - $10,000	None	None	None
Dennis Cogan	$0-$10,000	None	None	None	None
Nick Niziolek	$0 - $10,000	None	None	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Jason Hill	None	None	$0-$10,000	$0-$10,000	None
Joe Wysocki	$0 - $10,000	$0 - $10,000	None	None	None
Michael Roesler	None	None	None	None	None
David O’Donohue**	$0-$10,000	$0-$10,000	$0-$10,000	None	$0-$10,000
Michael Grant***	None	None	None	None	None

	GLOBAL GROWTH AND	INTERNATIONAL	GLOBAL EQUITY	CONVERTIBLE	MARKET NEUTRAL
	INCOME FUND	GROWTH FUND	FUND	FUND	INCOME FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	$100,001-$500,000	Over $1,000,000
John P. Calamos, Jr.	Over $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000	$10,001 - $50,000	$500,001 - $1,000,000
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	$10,001 - $50,000	$50,001 - $100,000	$50,001 - $100,000
John Hillenbrand	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Eli Pars	$50,001 - $100,000	None	$10,001 - $50,000	$100,001 - $500,000	$50,001 - $100,000
Dennis Cogan	$50,001-$100,000	None	None	None	$10,001 - $50,000
Nick Niziolek	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Jason Hill	None	None	$0-$10,000	None	$100,001 - $500,000
Joe Wysocki	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000
Michael Roesler	None	None	None	None	None
David O’Donohue**	None	$0-$10,000	None	$10,001-$50,000	$10,001-$50,000
Michael Grant***	None	None	None	None	None

	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	LONG/SHORT FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.(1)	$100,001 - $500,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	$50,001 - $100,000	$100,001 - $500,000	None	$10,001 - $50,000	$10,001 - $150,000
Jon Vacko	None	$0 - $10,000	$100,001 - $500,000	None	None
John Hillenbrand	None	None	None	None	None
Eli Pars	None	None	None	None	None
Dennis Cogan	None	None	$10,001 - $50,000	None	None
Nick Niziolek	None	None	$10,001 - $50,000	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Jason Hill	None	$0 - $10,000	$0 - $10,000	None	$10,001 -$50,000
Joe Wysocki	$10,001 - $50,000	None	$0 - $10,000	None	None
Michael Roesler	None	None	None	None	None
David O’Donohue**	$0-$10,000	None	$0-$10,000	$0-$10,000	$0-$10,000
Michael Grant***	None	None	None	None	None

	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND	GLOBAL CONVERTIBLE FUND*	HEDGED EQUITY INCOME FUND*
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	None	None
John P. Calamos, Jr.	None	None	None	None
Jon Vacko	$50,001 - $100,000	None	None	None
John Hillenbrand	None	None	None	None
Eli Pars	None	$10,001 - $50,000	None	None
Dennis Cogan	None	None	None	None
Nick Niziolek	None	$10,001 - $50,000	None	None
David Kalis	None	None	None	None
Jeremy Hughes	None	None	None	None
Christopher Langs	None	None	None	None
Jason Hill	None	None	None	None
Joe Wysocki	$0 - $10,000	None	None	None
Michael Roesler	None	None	None	None
David O’Donohue**	$0-$10,000	None	$10,001-$50,000	$10,001-$50,000
Michael Grant***	None	None	None	None

*	Launched December 31, 2014
**	Valuation as of June 30, 2015
***	Valuation as of September 30, 2015
(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

Effective July 18, 2015, Weston W. Marsh resigned as trustee of the Trust. Accordingly, effective July 18, 2015, all references to Weston W. Marsh are deleted. Effective July 20, 2015, Virginia G. Breen and Theresa A. Hamacher were elected as trustees of the Trust.

The following revised and supplemental language replaces the “Trustees Who Are Not Interested Persons of the Trust” under the “Management” section beginning on page 27 of the Statement of Additional Information:

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS AND OTHER DIRECTORSHIPS

John E. Neal, 64	Trustee (since 2001)	27	Private investor; Director, Equity Residential Trust (publicly-owned REIT) and Creation Investment (private international microfinance company); Partner, Linden LLC (health care private equity)

William R. Rybak, 63	Trustee (since 2002)	27	Private investor; Director, Christian Brothers Investment Services Inc. (since February 2010); Director, Private Bancorp (since December 2003); formerly Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager); Director, Howe Barnes Hoefer & Arnett (until March 2011); Trustee, JNL Series Trust, JNL Investors Series Trust and JNL Variable Fund LLC**; Trustee, Lewis University (since October 2012)

Stephen B. Timbers, 70	Trustee (since 2004); Lead Independent Trustee (since 2005)	27	Private investor

David D. Tripple, 70	Trustee (since 2006)	27	Private investor; Trustee, Century Growth Opportunities Fund (since 2010), Century Shares Trust and Century Small Cap Select Fund (since January 2004)***

Virginia G. Breen, 50	Trustee (since 2015)	27	Trustee, Neuberger, Bergman Fund Complex (since 2015)****; Trustee, Jones Lang LaSalle Income Property Trust (since 2004); Director, UBS A&Q Fund Complex (since 2008)*****; Partner, Chelsea Partners (since 2011) (advisory services); Director, Bank of America/US Trust Company (until 2015); General Partner, Sienna Ventures (until 2011); General Partner, Blue Rock Capital (until 2011) (venture capital fund)

Theresa A. Hamacher, 55	Trustee (since 2015)	27	President, Versanture Consulting, LLC (since 2015); President, NICSA, Inc. (non-profit association for investment management industry participants) (until 2015)

**	Overseeing 104 portfolios in fund complex.
***	Overseeing three portfolios in fund complex.
****	Overseeing six portfolios in fund complex.
*****	Overseeing eight portfolios in fund complex.

Effective September 21, 2015, the section titled “Management - Committees of the Board of Trustees” beginning on page 28 of the Statement of Additional Information is amended to reflect the following information:

Mses. Breen and Hamacher each serve on the audit committee, valuation committee and governance committee.

Effective July 20, 2015, the fourth paragraph in the section titled “Management – Leadership Structure and Qualifications of the Board of Trustees” in the Statement of Additional Information is amended and restated as follows:

Each of Messrs. Calamos, Neal, Rybak, Timbers and Tripple has served for more than eight years as a trustee of the Trust. In addition, each of Mses. Breen and Hamacher and Messrs. Calamos, Neal, Rybak, Timbers and Tripple has more than 25 years of experience in the financial services industry. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak, Timbers and Tripple has experience serving on boards of other entities, including other investment companies. Each of Ms. Breen and Messrs. Calamos, Neal, Rybak and Timbers has earned a Masters of Business Administration degree, and Mr. Tripple has earned a Juris Doctor degree.

The following revised and supplemental language replaces the “Trustee and Officer Compensation” under the “Management” section beginning on page 31 of the Statement of Additional Information:

TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust.

Name	Aggregate Compensation from the Trust 11/1/13-10/31/14	Total Compensation from Calamos Funds Complex(4) 11/1/13-10/31/14
John P. Calamos	0	0
Virginia G. Breen(1)	0	0
Theresa A. Hamacher(1)	0	0
Weston W. Marsh(2)(3)	$103,097	$144,500
John E. Neal(3)	$117,375	$164,500
William R. Rybak	$110,236	$154,500
Stephen B. Timbers	$131,654	$184,500
David D. Tripple	$98,795	$138,500
Mark J. Mickey	$106,889	$150,000

(1)	Mses. Breen and Hamacher were elected to the Board effective July 20, 2015.
(2)	Mr. Marsh resigned from the Board of Trustees of the Calamos Funds on July 18, 2015.
(3)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds as selected by the trustee. As of October 31, 2014 the value of the deferred compensation account for Mr. Neal was $1,497,970.
(4)	Consisting of 24 portfolios as of the end of the period indicated.

The compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $86,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any regular or special board meeting attended in person, $3,500 for any regular or special board meeting attended by telephone, $3,000 for any committee meeting attended in person or by telephone, and $1,500 per ad-hoc committee meeting to the Ad-hoc committee chair.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.

The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.

At December 31, 2014, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.*

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen(2)	None	None	None	None	None
Theresa A. Hamacher(2)	None	None	None	None	None
John E. Neal	Over $100,000	Over $100,000	None	None	Over $100,000
William R. Rybak	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	None
Stephen B. Timbers	Over $100,000	Over $100,000	None	None	None
David D. Tripple	$10,001-$50,000	$1-$10,000	$10,001-$50,000	$1-$10,000	$1-$10,000

	GLOBAL GROWTH AND INCOME FUND	INTERNATIONAL GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	MARKET NEUTRAL INCOME FUND
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen(2)	None	None	None	None	None
Theresa A. Hamacher(2)	None	None	None	None	None
John E. Neal	None	None	Over $100,000	None	Over $100,000
William R. Rybak	$10,001-$50,000	None	None	$10,001-$50,000	$10,001-$50,000
Stephen B. Timbers	None	Over $100,000	None	Over $100,000	None
David D. Tripple	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	Over $100,000

	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	LONG/SHORT FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Virginia G. Breen(2)	None	None	None	None	None
Theresa A. Hamacher(2)	None	None	None	None	None
John E. Neal	None	None	None	None	None
William R. Rybak	$10,001-$50,000	None	None	None	None
Stephen B. Timbers	Over $100,000	Over $100,000	None	None	None
David D. Tripple	$1-$10,000	$1-$10,000	$1-$10,000	$10,001-$50,000	$1-$10,000

	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND**	GLOBAL CONVERTIBLE FUND***	HEDGED EQUITY INCOME FUND***	AGGREGATE DOLLAR RANGE OF SHARES OF ALL FUNDS IN THE FUND COMPLEX
John P. Calamos, Sr.(1)	Over $100,000	Over $100,000	None	None	Over $ 100,000
Virginia G. Breen(2)	None	None	None	None	None
Theresa A. Hamacher(2)	None	None	None	None	None
John E. Neal	None	None	None	None	Over $ 100,000
William R. Rybak	None	None	None	None	Over $ 100,000
Stephen B. Timbers	None	None	None	None	Over $ 100,000
David D. Tripple	$1-$10,000	$1-$10,000	None	None	Over $ 100,000

(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.
(2)	Mses. Breen and Hamacher were elected to the Board effective July 20, 2015.
*	Valuation as of December 31, 2014.
**	Launched December 30, 2013.
***	Launched December 31, 2014.

The “Principal Investment Strategies” section for the Market Neutral Income Fund beginning on Page 56 of the Class A, B and C Prospectus and on page 53 of the Class I and R prospectus is deleted in its entirety and replaced with the following:

Principal Investment Strategies

The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests (i) equities (ii) convertible securities of U.S. companies without regard to market capitalization and (iii) employs short selling and enters into total return swaps to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. This would include the use of both call and put options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or ETFs (exchange traded funds).

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or ETFs.

The Fund may invest without limit in high yield fixed-income securities (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

The “Principal Risks” section for the Market Neutral Income Fund beginning on Page 56 of the Class A, B and C Prospectus and on page 53 of the Class I and R prospectus is deleted in its entirety and replaced with the following:

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•	Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•	Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•	Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•	Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

•	Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•	Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•	Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•	Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•	High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Derivatives Risk - Derivatives are instruments whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

•

Total Return Swap Risk - A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

•	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•	Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•	Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•	Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

The second table in the “What are the principal risks specific to each Fund” section beginning on page 92 of the Class A, B and C Prospectus and on page 89 of the Class I and R prospectus is deleted in its entirety and replaced with the following:

RISKS	GLOBAL GROWTH AND INCOME FUND	CONVERTIBLE FUND	TOTAL RETURN BOND FUND	HIGH INCOME FUND	MARKET NEUTRAL INCOME FUND	LONG/ SHORT FUND	DIVIDEND GROWTH FUND	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND	GLOBAL CONVERTIBLE FUND	HEDGED EQUITY INCOME FUND
American Depositary Receipts	‹					‹	‹	‹	‹	‹	‹
Equity Investments Risk	‹	‹		‹	‹	‹	‹	‹	‹	‹	‹
Growth Stock Risk	‹					‹		‹	‹
Value Stock Risk
Mid-Sized Company Risk	‹	‹			‹	‹		‹	‹		‹
Small Company Risk	‹	‹			‹	‹			‹
Securities Lending Risk	‹	‹	‹	‹			‹	‹	‹	‹
Foreign Securities Risk	‹	‹	‹	‹		‹	‹	‹	‹	‹	‹
Emerging Markets Risk	‹								‹	‹
Forward Foreign Currency Contract Risk		‹						‹	‹	‹	‹
Currency Risk									‹	‹	‹
Geographic Concentration Risk									‹	‹
Convertible Securities Risk	‹	‹	‹	‹	‹					‹
Synthetic Convertible Instruments Risk	‹	‹	‹	‹	‹					‹
Rule 144A Securities Risk	‹	‹	‹	‹	‹		‹	‹		‹	‹
Debt Securities Risk	‹	‹	‹	‹	‹	‹				‹	‹
High Yield Fixed-Income Securities (Junk Bond) Risk	‹	‹	‹	‹	‹	‹				‹	‹
Short Sale Risk					‹	‹					‹
Options Risk	‹	‹			‹	‹	‹	‹		‹	‹
Portfolio Turnover Risk					‹	‹	‹	‹	‹	‹	‹
Tax Risk	‹	‹	‹	‹	‹		‹			‹	‹
Derivatives Risk			‹		‹	‹				‹	‹
Futures and Forward Contracts						‹				‹	‹
Leveraging Risk						‹
Liquidity Risk	‹	‹	‹	‹	‹	‹	‹			‹	‹
Portfolio Selection Risk	‹	‹	‹	‹	‹	‹	‹	‹	‹	‹	‹
Sector Risk		‹								‹	‹
Cash Holdings Risk						‹
MLP Risk							‹
RIC Qualification Risk							‹
Mortgage-Related and Other Asset-Backed Securities Risk			‹
U.S. Government Security Risk			‹
Convertible Hedging Risk					‹
Covered Call Writing Risk					‹						‹
REITs Risk											‹
Total Return Swap Risk					‹

The following supplemental language is added to the end of the “What are the principal risks specific to each Fund” section beginning on page 92 of the Class A, B and C Prospectus and on page 89 of the Class I and R prospectus.

Total Return Swap Risk - A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a fund’s portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

The following revised and supplemental language replaces the Market Neutral Income Fund’s investment objective in the “Investment Objectives” section beginning on Page 3 of the Statement of Additional Information.

MARKET NEUTRAL INCOME FUND seeks high current income consistent with stability of principal. The Fund seeks to achieve its objective primarily through investment in convertible securities and employment of short selling and total return swaps to enhance income and hedge against market risk.

The following revised and supplemental language replaces the second table in the “Investment Practices” section beginning on page 4 of the Statement of Additional Information.

INVESTMENTS AND INVESTMENT- RELATED PRACTICES	CONVERTIBLE FUND	TOTAL RETURN BOND FUND	HIGH INCOME FUND	MARKET NEUTRAL INCOME FUND	DISCOVERY GROWTH FUND	LONG/ SHORT FUND	DIVIDEND GROWTH FUND	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND
Equity Securities	P	N	N	N	P	P	P	P	P
Convertible Securities	P	P	P	P	N	N	N	N	N
Synthetic Convertible Instruments	P	P	P	P	N	N	N	N	N
Debt Securities (including High Yield Fixed-Income Securities)	P	P	P	P	N	P	N	N	N
U.S. Government Obligations	N	P	N	N	N	N	N	N	N
Stripped Securities	N	P	N	N	N	N	N	N	N
Mortgage-related and Other Asset-backed Securities	N	P	N	N	N	N	N	N	N
Loan Participations and Assignments	N	P	P	N	N	N	N	N	N
Inflation-indexed Bonds	N	P	N	N	N	N	N	N	N
Municipal Bonds	N	P	N	N	N	N	N	N	N
Rule 144A Securities	P	P	P	P	N	N	P	P	N
Foreign Securities	P	P	P	N	P	P	P	P	P
Currency Exchange Transactions	P	P	N	N	N	N	P	P	P
Synthetic Foreign Market Positions	N	N	N	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	P	N	N	N	N	N
Structured Products	N	P	N	N	N	N	N	N	N
Lending of Portfolio Securities	N	N	N	N	N	N	N	N	N
Repurchase Agreements	N	P	N	N	N	N	N	N	N
Options on Securities, Indexes and Currencies*	P	N	N	P	N	P	P	P	N
Futures Contracts and Options on Futures Contracts	N	P	N	N	N	P	P	P	P
Warrants*	N	N	N	N	N	N	N	N	N
Portfolio Turnover	N	N	N	P	P	P	P	P	P
Short Sales	N	N	N	P	N	P	N	N	N
“When-Issued” Securities	N	N	N	N	N	P	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N	P	P	N
Temporary Investments	N	N	N	N	N	N	N	N	N
Master Limited Partnerships	N	N	N	N	N	N	P	N	N

The following revised and supplemental language replaces the first sentence of the first paragraph of the “Swaps, Caps, Floors and Collars” section beginning on page 13 of the Statement of Additional Information.

A Fund may enter into interest rate, currency, index, credit default, total return and other swaps and the purchase or sale of related caps, floors and collars.

The following revised and supplemental language replaces Paragraph (h) of the “Investment Restrictions” section beginning on page 24 of the Statement of Additional Information.

(h)	(for Market Neutral Income Fund) Consistent with the Fund’s investment objective and principal investment strategies may engage in a long/short equity investment strategy and total return swaps to reduce exposure to broader market risk and volatility.

The following revised and supplemental language replaces the “Rule 144A Securities” section beginning on page 10 of the Statement of Additional Information.

RULE 144A SECURITIES

A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). Calamos Advisors, under the supervision and oversight of the Trust’s board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to a Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund, Emerging Market Equity Fund, Global Convertible Fund, and Hedged Equity Income Fund) of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

The following revised and supplemental language replaces the “Repurchase Agreements” section beginning on page 14 of the Statement of Additional Information.

REPURCHASE AGREEMENTS

As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. Each Fund may invest in repurchase agreements, provided that Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund, Emerging Market Equity Fund, Global Convertible Fund and Hedged Equity Income Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. A Fund requires continuous maintenance by the custodian for the Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.

The following revised and supplemental language replaces the “Options on Securities, Indexes and Currencies” section beginning on page 15 of the Statement of Additional Information.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

A Fund may purchase and sell (write) exchange listed options and over-the-counter options (“OTC options”). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to sellers or purchasers (“Counterparties”) through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy- back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the Securities and Exchange Commission (the “SEC”) currently takes the position that OTC options purchased by a fund, and portfolio securities “covering” the amount of a fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a fund’s limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund, Emerging Market Equity Fund, Global Convertible Fund and Hedged Equity Income Fund) in illiquid securities.

A Fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

A Fund will sell (write) call options and put options only if they are “covered.” A written option will be considered “covered” to the extent it has entered into an offsetting transaction or otherwise has segregated or earmarked cash or liquid assets equal to its uncovered obligations under the written option. For example, a call option written by a Fund could be covered by purchasing an offsetting call option, by purchasing or holding the underlying reference security or asset (or a security convertible into the underlying reference security or asset), or by segregating or earmarking cash or liquid assets equal to the exercise price of the written option (or such amount as is not otherwise covered by an offsetting transaction). A Fund writing a call option on an index would be considered as holding an offsetting position to the extent such Fund owned portfolio securities substantially correlating with the movement of the underlying reference index.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The following revised and supplemental language replaces the “Illiquid Securities” section beginning on page 22 of the Statement of Additional Information.

ILLIQUID SECURITIES

Each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, Evolving World Growth Fund, Discovery Growth Fund, Long/Short Fund, Dividend Growth Fund, Mid Cap Growth Fund, Emerging Market Equity Fund, Global Convertible Fund and Hedged Equity Income Fund may invest up to 15% of its net assets, and each other Fund may invest up to 10% of its net assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act. A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.

The “By telephone” section in the “How can I sell (redeem) shares?” section beginning on page 111 of the Class A, B and C Prospectus and on page 104 of the Class I and R prospectus is deleted in its entirety and replaced with the following:

By telephone

Unless telephone redemption was declined on your account application, you may redeem your shares by telephone and have proceeds sent by check to your address of record. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an account for which you have changed the address within the preceding 30 days.

If you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, you must have selected these alternate payment types on the application. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a Medallion Signature Guarantee or other acceptable form of authentication from a financial institution source, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH network.

If you declined telephone redemptions on your original account application, you may request the telephone redemption privilege at a later date by submitting a request in writing, which may require a signature guarantee or other acceptable form of authentication from a financial institution source. Please send your request along with a voided check to have proceeds deposited directly into your bank account to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.

To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Funds will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Funds also may record a call, request more information and send written confirmation of telephone transactions. The Funds and their transfer agent will be liable for losses from unauthorized telephone instructions only if the Funds do not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

Please retain this supplement for future reference.